N-CSR

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08824

INTEGRITY FUND OF FUNDS, INC.

(Exact name of registrant as specified in charter)

1 Main Street North, Minot, ND	58703
(Address of principal offices)	(Zip code)

Brent Wheeler and/or Kevin Flagstad, PO Box 500, Minot, ND 58702

(Name and address of agent for service)

Registrant's telephone number, including area code: 701-852-5292

Date of fiscal year end: December 31

Date of reporting period: June 29, 2012

Item 1. Report to Shareholders

[Logo]

INTEGRITY FUND OF FUNDS, INC.

Semi-Annual Report
June 29, 2012

Investment Adviser Viking Fund Management, LLC PO Box 500 Minot, ND 58702	Principal Underwriter Integrity Funds Distributor, LLC* PO Box 500 Minot, ND 58702
Transfer Agent Integrity Fund Services, LLC PO Box 759 Minot, ND 58702	Custodian Wells Fargo Bank, N.A. Trust & Custody Solutions 801 Nicollet Mall, Suite 700 Minneapolis, MN 55479

*The Fund is distributed through Integrity Funds Distributor, LLC. Member FINRA

DEAR SHAREHOLDERS:

Enclosed is the report of the operations for the Integrity Fund of Funds, Inc. (the "Fund") for the six months ended June 29, 2012. The Fund's portfolio and related financial statements are presented within for your review.

U.S. stocks ended the period with a strong advance sending the Dow Jones Industrial Average toward the biggest monthly rally since October after European leaders reached an agreement that alleviated concerns that banks would fail.

The Dow advanced 278 points on the final day of the quarter, its best one-day gain since June 6. The Standard & Poor's 500 Index had its best day since December 20 gaining 33 points. The strong advance was attributed to European leaders agreeing to use bailout funds to recapitalize struggling banks directly. The goal of the decision is to prevent runs on banks in Spain, Italy and Greece that could destabilize Europe's fragile banking system. From here it appears that the near-term risks have been reduced and that a trading range environment for stocks is likely moving into the remainder of the year.

Support for a more stable market environment can be found in key areas: Federal Reserve policy, investor sentiment and seasonal trends. Federal Reserve chairman Ben Bernanke has suggested that the Fed could provide more stimulus should economic or market conditions warrant. Investor pessimism never reached levels considered excessive or extreme suggesting that sellers on the European problems are out of the way. Seasonally, the second half of election years have been up for the S&P 500 81% of the time since 1928 according to Ned Davis Research.

Corporate earnings, the November election and the looming fiscal deficits will also be important to the markets for the second half of the year. While there are real challenges being faced by numerous governments around the world and economic growth may slow in the short-term, we are optimistic about the lasting prospects for equities over the long-term horizon. Our long-term outlook allows us to continue to take advantage of near-term concerns to position the Fund in attractively valued securities across a multitude of sectors.

The Fund began the period at $12.39 and ended the period at $13.11 for a total return of 5.81%* versus the S&P 500 Index's return of 9.49%.

Key contributors to the relative performance of the Fund included: Large Growth ETF, Power Shares QQQ NASDAQ 100, up 15.37%; Large Growth ETF, Vanguard Growth Index, up 10.76%; and Large Growth Fund, American Growth Fund, up 9.78%

Key detractors from the relative performance of the Fund included: Natural Resource Fund, T Rowe Price New Era, down 5.37%; and Natural Resource ETF, iShares US Oil & Gas Exploration Index, down 5.30%.

The Fund's overall investment mix is: Large Growth 42%, Large Blend 34%, Large Value 16% and Natural Resources 8%.

If you would like more frequent updates, please visit the Fund's website at www.integrityvikingfunds.com for daily prices along with pertinent Fund information.

Sincerely,

Monte Avery

Senior Portfolio Manager

The views expressed are those of Monte Avery, Senior Portfolio Manager with Viking Fund Management, LLC ("Viking Fund Management", "VFM", or the "Adviser"). The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector, the markets generally, or any of the funds in the Integrity Viking family of funds.

*Performance does not include applicable front-end or contingent deferred sales charges, which would have reduced the performance. The total annual fund operating expense ratio (before expense waivers and reimbursements and including acquired fund fees and expenses) as of the most recent fiscal year-end was 2.65%. The net annual fund operating expense ratio (after expense waivers and reimbursements and excluding acquired fund fees and expenses) as of the most recent fiscal year-end was 1.65%.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

You should consider the Fund's investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

PERFORMANCE (unaudited)

Comparison of change in value of a $10,000 investment in the Fund and the S&P 500 Index

	Fund without CDSC	S&P 500 Index
12/31/01	$10,000	$10,000
12/31/02	$7,882	$7,790
12/31/03	$10,142	$10,024
12/31/04	$11,094	$11,115
12/30/05	$11,895	$11,661
12/29/06	$13,574	$13,503
12/31/07	$14,504	$14,245
12/31/08	$8,927	$8,975
12/31/09	$11,786	$11,350
12/31/10	$13,174	$13,059
12/30/11	$12,643	$13,335
6/29/12	$13,378	$14,600

Average Annual Total Returns for the periods ending June 29, 2012

	1 year	3 year	5 year	10 year	Since Inception (January 3, 1995)
Without CDSC	-1.72%	11.15%	-1.78%	4.48%	4.29%
With CDSC (3.00% maximum)	-4.67%	10.33%	-1.78%	4.48%	4.29%

Putting Performance into Perspective

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

You should consider the Fund's investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

The table and graph above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph does not reflect the deduction of the maximum CDSC. Had the CDSC been included, performance would have been lower.

The graph comparing the Fund's performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Fund's total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends.

The results prior to August 1, 2009 were achieved while the Fund was managed by a different investment adviser that used different investment strategies and techniques, which may have produced different investment results than those achieved by the current investment adviser.

PORTFOLIO MARKET SECTORS June 29, 2012 (unaudited)

Mutual Funds	64.8%
Exchange Traded Funds	32.9%
Cash Equivalents and Other	2.3%
100.0%

Market sectors are breakdowns of the Fund's portfolio holdings into specific investment classes.

These percentages are based on net assets and are subject to change.

SCHEDULE OF INVESTMENTS June 29, 2012 (unaudited)

	Quantity	Fair Value

MUTUAL FUNDS (64.8%)

American Growth Fund of America Class A	7,372	$232,508
Davis New York Venture Fund Class A	9,508	330,105
Dodge & Cox Stock Fund	3,202	353,709
Fidelity Dividend Growth Fund	14,022	394,567
Sequoia Fund Inc	2,127	325,859
T Rowe Price Dividend Growth Fund	12,759	319,234
T Rowe Price Equity Income Fund	17,675	436,230
T Rowe Price New Era Fund	5,334	212,242
Vanguard Capital Opportunity Fund Investor Class	11,516	361,950
Vanguard Wellington Fund Investor Class	16,491	542,711
Yacktman Fund	24,520	453,383
		3,962,498
EXCHANGE TRADED FUNDS (32.9%)

iShares Dow Jones U.S. Oil & Gas Exploration & Production Index Fund	4,600	266,616
PowerShares QQQ NASDAQ 100	5,000	320,800
Vanguard Dividend Appreciation Index Fund	7,900	447,851
Vanguard Growth Index Fund	8,000	544,080
Vanguard Large-Cap Index Fund	7,000	434,700
		2,014,047

TOTAL MUTUAL FUNDS/ETFs (COST: $5,803,194)		$5,976,545

SHORT-TERM SECURITIES (2.3%)	Shares
^Wells Fargo Advantage Cash Investment Money Market Fund 0.079% (COST: $140,318)	140,318	$140,318

TOTAL INVESTMENTS IN SECURITIES (COST: $5,943,512) (100.0%)		$6,116,863
LIABILITIES IN EXCESS OF OTHER ASSETS (0.0%)		(2,036)

NET ASSETS (100.0%)		$6,114,827

^Variable rate security; rate shown represents rate as of June 29, 2012.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statement of Assets and Liabilities June 29, 2012 (unaudited)

ASSETS
Investments in securities, at cost	$5,943,512

Investments in securities, at value	$6,116,863
Cash	5,714
Receivable for Fund shares sold	4,050
Accrued dividends receivable	8,551
Accrued interest receivable	7
Prepaid expenses	2,250
Total assets	$6,137,435

LIABILITIES
Payable for Fund shares redeemed	$5,555
Directors' fees payable	210
Payable to affiliates	5,090
Accrued expenses	11,753
Total liabilities	$22,608

NET ASSETS	$6,114,827

NET ASSETS ARE REPRESENTED BY:
Capital stock outstanding, $.0001 par value, 1,000,000,000 shares authorized	$6,784,540
Accumulated undistributed net realized gain (loss) on investments	(827,952)
Accumulated undistributed net investment income (loss)	(15,112)
Unrealized appreciation (depreciation) on investments	173,351

NET ASSETS	$6,114,827

Shares outstanding	466,355
Net asset value per share*	$13.11

*Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statement of Operations For the six months ended June 29, 2012 (unaudited)

INVESTMENT INCOME
Interest	$23
Dividends	35,633
Total investment income	$35,656

EXPENSES
Investment advisory fees	$28,666
Service fees	7,963
Transfer agent fees	5,733
Administrative service fees	16,394
Professional fees	3,175
Reports to shareholders	1,029
License, fees, and registrations	2,086
Audit fees	4,152
Directors' fees	210
Transfer agent out-of-pockets	476
Custodian fees	1,065
Legal fees	334
Insurance expense	116
Total expenses	$71,399
Less expenses waived or reimbursed	(20,631)
Total net expenses	$50,768

NET INVESTMENT INCOME (LOSS)	$(15,112)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from investment transactions	$(79,362)
Long term capital gain distributions from other investment companies	3,011
Net change in unrealized appreciation (depreciation) of investments	464,497
Net realized and unrealized gain (loss) on investments	$388,146

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$373,034

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Six Months Ended 6/29/2012*	Year Ended 12/30/2011
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(15,112)	$(37,637)
Net realized gain (loss) from investment transactions	(76,351)	108,617
Net change in unrealized appreciation (depreciation) on investments	464,497	(379,421)
Net increase (decrease) in net assets resulting from operations	$373,034	$(308,441)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	$75,572	$310,392
Cost of shares redeemed	(630,034)	(1,880,033)
Net increase (decrease) in net assets resulting from capital share transactions	$(554,462)	$(1,569,641)

TOTAL INCREASE (DECREASE) IN NET ASSETS	$(181,428)	$(1,878,082)
NET ASSETS, BEGINNING OF PERIOD	$6,296,255	$8,174,337
NET ASSETS, END OF PERIOD	$6,114,827	$6,296,255

Accumulated undistributed net investment income	$0	$0

*Unaudited.

The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS (unaudited)

NOTE 1: Organization

The Fund is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund is a North Dakota business corporation organized on June 1, 1994 which commenced operations on January 1, 1995.

The Fund's objective is long-term capital appreciation and growth of income. The Fund seeks to achieve this objective by investing primarily in other open-end investment companies which, in turn, invest principally in equity securities.

NOTE 2: Summary of Significant Accounting Policies

Investment security valuation—Investments in exchange-traded funds ("ETFs") are valued at the closing price obtained from the respective primary exchange on which the security is listed. Integrity Fund Services, LLC ("Integrity Fund Services" or "IFS") obtains all of these prices from services that collect and disseminate such market prices. Prices provided by an independent pricing service may be determined without exclusive reliance on quoted prices and may take into account appropriate factors such as: institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. In the absence of an ascertainable market value, assets are valued at their fair value as determined by IFS using methods and procedures reviewed and approved by the Board of Directors.

Investments in mutual funds are valued at the net asset value ("NAV") per share most recently determined and reported by the respective mutual fund. Integrity Fund Services obtains such quotations from a pricing service. If the pricing service fails to receive the NAV from the underlying mutual fund, a daily news source from the internet will be used as the pricing source, along with a telephone call to the underlying mutual fund. If the NAV is unreportable by the underlying fund group on the current day, IFS will wait until the next business morning to obtain the price from the underlying fund group and then price and verify the NAV for the Fund. Refer to Note 3 for further disclosures related to the inputs used to value the Fund's investments.

Contingent deferred sales charge—Shares purchased on or before April 30, 2007, may be subject to a 1.50% contingent deferred sales charge "CDSC" if redeemed within five years. Shares purchased after April 30, 2007, may be subject to a 3.00% CDSC if redeemed within three years of purchase.

Federal and state income taxes—The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gain on investments to its shareholders; therefore, no provision for income taxes is required.

As of and during the year ended December 31, 2011, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the six months ended, the Fund did not incur any interest or penalties. The Fund is not subject to examination by U.S. federal tax authorities for the tax years before 2008.

For all open tax years and all major taxing jurisdictions, management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities. Furthermore, management of the Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Security transactions, investment income, expenses and distributions—Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Interest income and estimated expenses are accrued daily. Dividend income is recognized on the ex-dividend date. The Fund will declare and pay dividends from net investment income and any net realized capital gains at least annually. Dividends and distributions are reinvested in additional shares of the Fund at net asset value or paid in cash. Capital gains, when available, are distributed at least annually. Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatment for capital loss carryforwards and losses due to wash sales. In addition, other amounts have been reclassified within the composition of net assets to more appropriately conform financial accounting to tax basis treatment.

Use of estimates—The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Reporting period end date—For financial reporting purposes, the last day of the reporting period will be the last business day of the month.

NOTE 3: Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels: Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 inputs are based on significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The following is a summary of the inputs used to value the Fund's investments as of June 29, 2012:

	Level 1	Level 2	Level 3	Total
Short-Term Securities	$140,318	$0	$0	$140,318
Mutual Funds	3,962,498	0	0	3,962,498
ETFs	2,014,047	0	0	2,014,047
Total	$6,116,863	$0	$0	$6,116,863

See schedule of investments for a list of holdings. The Fund did not hold any Level 3 assets during the six months ended June 29, 2012. There were no transfers into or out of Level 1 or Level 2 during the six months ended June 29, 2012. The Fund considers transfers into or out of Level 1 and Level 2 as of the end of the reporting period. The Fund did not hold any derivative instruments at any time during the six months ended June 29, 2012.

NOTE 4: Investment Transactions

The cost of purchases and proceeds from the sales of investment securities (excluding short-term securities) aggregated $0 and $565,494, respectively, for the six months ended June 29, 2012.

NOTE 5: Capital Share Transactions

Transactions in capital shares were as follows:

	Six Months Ended June 29, 2012	Year Ended December 30, 2011
Shares sold	5,633	25,308
Shares redeemed	(47,371)	(150,188)
Net increase (decrease)	(41,738)	(124,880)

NOTE 6: Income Tax Information

At June 29, 2012, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $5,943,512. The net unrealized appreciation of investments based on the cost was 173,351, which is comprised of $598,873 aggregate gross unrealized appreciation and $425,522 aggregate gross unrealized depreciation.

As of June 29, 2012, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Accumulated Capital and Other Losses	($827,952)
Unrealized Appreciation/(Depreciation)	173,351
Total Accumulated Earnings/(Deficit)	($654,601)

Under the recently enacted Regulated Investment Company Modernization Act of 2010 ("Act"), funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period of time. The short-term and long-term character of such losses are retained rather than being treated as short-term as under previous law. Pre-enactment losses are eligible to be carried forward for a maximum period of eight years. Pursuant to the Act, post-enactment capital losses must be utilized before pre-enactment capital losses. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused. The Fund's capital loss carryforward amounts as of December 30, 2011 are as follows:

Expires in 2016	$299,017
Expires in 2017	$53,828
Expires in 2018	$398,756
Total Capital Loss Carry Forwards	$751,601

For the year ended December 30, 2011, the Fund made $405,296 in permanent reclassifications to reflect tax character due to capital loss carryforward expirations and reclassified $37,637 of net investment loss against capital stock outstanding on the statement of assets and liabilities.

NOTE 7: Investment Advisory Fees and Other Transactions with Affiliates

Viking Fund Management ("Viking Fund Management" or "VFM"), the Fund's investment adviser; Integrity Funds Distributor, LLC ("Integrity Funds Distributor" or "IFD"), the Fund's underwriter; and Integrity Fund Services, the Fund's transfer, accounting, and administrative services agent; are subsidiaries of Corridor Investors, LLC ("Corridor Investors" or "Corridor"), the Fund's sponsor. A Director of the Fund is also a Governor of Corridor.

VFM provides investment advisory and management services to the Fund. The Investment Advisory Agreement (the "Advisory Agreement") provides for fees to be computed at an annual rate of 0.90% of the Fund's average daily net assets. VFM has contractually agreed to waive its management fee and to reimburse expenses, other than extraordinary or non-recurring expenses and acquired fund fees and expenses, so that the net annual operating expenses of the Fund do not exceed 1.65% through April 30, 2012 and 1.47% for the period May 1, 2012 through April 30, 2013. After April 30, 2013, the expense limitations may be terminated or revised. VFM and affiliated service providers may also voluntarily waive fees or reimburse expenses not required under the advisory or other contracts from time to time. VFM and the affiliated service providers have agreed to voluntarily waive the affiliated service provider's fees before voluntarily or contractually waiving VFM's management fee. An expense limitation lowers expense ratios and increases returns to investors. Certain Officers of the Fund are also Officers and Governors of VFM.

IFD serves as the principal underwriter for the Fund and receives CDSC proceeds from applicable redemptions. The Fund currently pays an annual service fee of up to 0.25% of the average daily net assets of the Fund. IFD, in turn, pays dealers service fees for personal service to shareholders and/or the maintenance of shareholder accounts. Certain Officers of the Fund are also Officers and Governors of IFD.

IFS acts as the Fund's transfer agent for a monthly variable fee equal to 0.18% of the Fund's average daily net assets on an annual basis for the Fund's first $200 million and at a lower rate on the average daily net assets in excess of $200 million plus reimbursement of out-of-pocket expenses. IFS also acts as the Fund's administrative services agent for a monthly fee equal to the sum of a fixed fee of $2,000 and a variable fee equal to 0.14% of the Fund's average daily net assets on an annual basis for the Fund's first $200 million and at a lower rate on the average daily net assets in excess of $200 million plus reimbursement of out-of-pocket expenses. Certain Officers of the Fund are also Officers and Governors of IFS.

	VFM	IFD			IFS
	Advisory Fees	CDSC		Service Fees	Transfer Agency Fees	Admin. Service Fees
Six Months Ended 6/29/12 - Net Fees*	$27,765		$2,390	$7,963	$1,106	$1,767
Six Months Ended 6/29/12 - Waived	$901	$	N/A	$0	$5,103	$14,627
Payable 6/29/12*	$3,819		$0	$1,197	$74	$0
*After waivers and reimbursements, if any.

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Six Months Ended 6/29/12#	Year Ended 12/30/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07
NET ASSET VALUE, BEGINNING OF PERIOD	$12.39	$12.91	$11.55	$8.75	$14.23	$13.35

Income (loss) from investment operations:
Net investment income (loss)	$(0.03)	$(0.07)	$(0.09)	$0.00	$0.00	$0.05
Net realized and unrealized gain (loss) on investments	0.75	(0.45)	1.45	2.80	(5.47)	0.86
Total from investment operations	$0.72	$(0.52)	$1.36	$2.80	$(5.47)	$0.91

Less Distributions:
Dividends from net investment income	$0.00	$0.00	$0.00	$0.00	$(0.01)	$(0.03)
Total distributions	$0.00	$0.00	$0.00	$0.00	$(0.01)	$(0.03)

NET ASSET VALUE, END OF PERIOD	$13.11	$12.39	$12.91	$11.55	$8.75	$14.23

Total Return[1]	11.72%[5]	(4.03%)	11.77%	32.03%	(38.45%)	6.85%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$6,115	$6,296	$8,174	$8,452	$6,071	$13,483
Ratio of expenses to average net assets after waivers[2,3]*	1.59%[5]	1.65%	1.65%	1.65%	1.65%	1.65%
Ratio of expenses to average net assets before waivers[3]*	2.24%[5]	2.22%	2.21%	2.67%	2.33%	2.10%
Ratio of net investment income (loss) to average net assets[4]*	(0.47%)[5]	(0.51%)	(0.70%)	0.03%	(0.02%)	0.34%
Portfolio turnover rate	0.00%	2.75%	39.50%	16.36%	2.46%	19.38%

[1]	Excludes any applicable CDSC.

[2]	This row reflects the impact, if any, of fee waivers and reimbursements by the Adviser and/or affiliated service providers.

[3]	These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments.

[4]	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

[5]	Annualized.

*	Average net assets was calculated using a 360-day period.

#	Unaudited.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

EXPENSE EXAMPLE (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the one-half year period shown below and held for the entire period.

Actual expenses—The section in the table under the heading "Actual" provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an account value of $8,600 divided by $1,000 equals 8.6), then multiply the result by the number in the appropriate column for your share class in the column entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes—The section in the table under the heading "Hypothetical (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the section in the table under the heading "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 12/30/11	Ending Account Value 6/29/12	Expenses Paid During Period*	Annualized Expense Ratio

Actual	$1,000.00	$1,058.11	$8.16	1.59%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.73	$7.99	1.59%

*

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the one-half year period, and divided by the total number of days in the fiscal year (to reflect the one-half year period).

PROXY VOTING OF FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 800-276-1262. A report on Form N-PX of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through the Fund's website at www.integrityvikingfunds.com. The information is also available from the Electronic Data Gathering Analysis and Retrieval ("EDGAR") database on the website of the Securities and Exchange Commission ("SEC") at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

Within 60 days of the end of its second and fourth fiscal quarters, the Fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports on the Form N-CSR(S). These reports are filed electronically with the SEC and are delivered to the shareholders of the Fund. The Fund also files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q and N-CSR(S) are available on the SEC's website at www.sec.gov. The Fund's Forms N-Q and N-CSR(S) may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 202-551-8090. You may also access this information from the Fund's website at www.integrityvikingfunds.com.

SHAREHOLDER INQUIRIES AND MAILINGS

Direct inquiries regarding the Funds to: Integrity Funds Distributor, LLC PO Box 500 Minot, ND 58702 Phone: 800-276-1262	Direct inquiries regarding account information to: Integrity Fund Services, LLC PO Box 759 Minot, ND 58702 Phone: 800-601-5593

To reduce its expenses, the Fund may mail only one copy of its prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive additional copies of these documents, please call Integrity Funds Distributor at 800-276-1262 or contact your financial institution. The Distributor will begin sending you individual copies 30 days after receiving your request.

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Equity Funds
Williston Basin/Mid-North America Stock Fund
Integrity Dividend Harvest Fund
Integrity Growth & Income Fund

Corporate Bond Fund
Integrity High Income Fund

Specialty Fund
Integrity Fund of Funds

State-Specific Tax-Exempt Bond Funds
Viking Tax-Free Fund for North Dakota
Viking Tax-Free Fund for Montana
Kansas Municipal Fund
Kansas Insured Intermediate Fund
Maine Municipal Fund
Nebraska Municipal Fund
New Hampshire Municipal Fund
Oklahoma Municipal Fund

Integrity Viking Funds are sold by prospectus only. An investor should consider the investment objectives, risks, and charges and expenses of the investment company carefully before investing. The prospectus contains this and other information about the investment company. You may obtain a prospectus at no cost from your financial adviser or at www.integrityvikingfunds.com. Please read the prospectus carefully before investing.

Item 2. CODE OF ETHICS.

The information required in this Item is only required in an annual report on Form N-CSR.

Item 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The information required in this Item is only required in an annual report on Form N-CSR.

Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The information required by this Item is only required in an annual report on Form N-CSR.

Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

Item 6. INVESTMENTS.

The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

Item 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

Item 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors in the last fiscal half-year.

Item 11. CONTROLS AND PROCEDURES.

(a)

Based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the "Report"), the registrant's principal executive officer and principal financial officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant's principal executive officer and principal financial officer who are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's most recent fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	The registrant's code of ethics filed pursuant to Item 2 of the N-CSR is filed with the registrant's annual N-CSR.

	(2)	Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto.

	(3)	Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Integrity Fund of Funds, Inc.

By: /s/ Shannon D. Radke
Shannon D. Radke
President

August 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Shannon D. Radke
Shannon D. Radke
President

August 28, 2012

By: /s/ Adam Forthun
Adam Forthun
Treasurer

August 28, 2012